Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2016
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements:
11.      Financial Instruments and Fair Value Measurements:
ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. All of the Company's derivative transactions are entered into for risk management purposes.
As of June 30, 2016, the Company had seven interest rate swap agreements outstanding, of $176,882 notional amount, maturing from April 2017 through July 2017.
Fair Values of Derivative Instruments in the Balance Sheets:
		Asset Derivatives			Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2015 Fair value	June 30, 2016 Fair value	Balance Sheet Location	December 31, 2015 Fair value	June 30, 2016 Fair value
Interest rate swaps	Financial instruments-current assets	$-	$67	Financial instruments-current liabilities	$2,604	$486
Interest rate swaps	Financial instruments-non-current assets	411	-	Financial instruments-non-current liabilities	-	-
Total derivatives		$411	$67	Total derivatives	$2,604	$486

During the six-month periods ended June 30, 2015 and 2016, the losses transferred from accumulated other comprehensive loss to the unaudited interim condensed consolidated statements of operations were $258 and $110, respectively.
		Amount of Loss
		Six-month period ended June 30,
Derivatives not designated as hedging instruments	Location of Loss Recognized	2015	2016
Interest rate swaps	Loss on interest rate swaps	$(11,448)	$(709)
Total		$(11,448)	$(709)

The carrying amounts of cash and cash equivalents (all of which is restricted at the balance sheet dates), trade accounts receivable, accounts payable, other current assets and liabilities and due to / due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short term nature of these accounts.  Assets and liabilities held for sale are stated at fair value less cost to sell. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for the floating rate loans. The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The following table summarizes the valuation of assets and liabilities measured at fair value on a recurring basis as of the valuation date.
	June 30, 2016	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Recurring measurements:
Interest rate swaps - asset position	$67	$-	$67	$-
Interest rate swaps - liability position	(486)	-	(486)	-
Total	$(419)	$-	$(419)	$-

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date.
	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Non-Recurring measurements:
Vessels held for sale	$-	$97,515	-
Total	$-	$97,515	$-

In accordance with the provisions of relevant guidance, ten tanker vessels held for sale with a carrying amount of $587,271, were written down to their fair value as determined based on the agreed sale prices, resulting in a charge of $56,631, which was included in "Impairment loss and loss from sale of vessels and vessel owning companies" in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2015 (Note 6).
Furthermore, the impairment review performed for the six month period ended June 30, 2015, indicated that one of the Company's vessels, with a carrying amount of $95,937 should be written down to its fair value as determined based on the valuations of the independent valuators, resulting in an impairment charge of $83,937, which was included in the accompanying unaudited interim condensed consolidated statement of operations for the six month period ended June 30, 2015 (Note 6).
During 2016, the sale of the vessel owning companies of the Capesize vessels Fakarava, Rangiroa and Negonego resulted into a charge of $23,018 included in "Impairment loss and loss from sale of vessels and vessel owning companies" for the six month period ended June 30, 2016. (Note 6) An additional charge of $18,266 was also recognized as "Impairment loss and loss from sale of vessels and vessel owning companies", due to the reduction of the vessels' held for sale carrying amount to their fair value less cost to sell, as of March 31, 2016. As of June 30, 2016, the market indications for the vessels' held for sale values were not altered from March 31, 2016, therefore no further impairment charge was recognized.